INCOME TAXES (Schedule of Components of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax asset for NOL carryforwards	$ 11,892,000	$ 10,440,000
Share-based compensation	1,873,000	1,822,000
Valuation allowance	(13,765,000)	(12,262,000)
Total